DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accumulated Charges Attributable To Exit Activities, Beginning of Period				$ 36,300				$ 73,800	$ 36,300	$ 73,800
Settlements									(19,900)	(38,500)
Accretion									500	1,000
Accumulated Charges Attributable To Exit Activities, End of Period	$ 16,900				$ 36,300				16,900	36,300	$ 73,800
Effect on Future Cash Flows, Amount									18,000
Revenues											640,653
Cost of sales and fuel (exclusive of items shown separately below)											555,541
Operating costs											65,898
Depreciation and amortization											11,354
Operating income (loss)											7,860
Other income (expense), net											(895)
Interest expense, net											(5,005)
Income tax benefit (expense)											(7,567)
Income (loss) from discontinued operations, net	$ (296)	$ (576)	$ (227)	$ (952)	$ (1,937)	$ (3,860)	$ (140)	$ (144)	(2,051)	$ (6,081)	(5,607)
Costs related to the ONE Gas separation											23,000
Natural Gas Distribution [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues											287,249
Cost of sales and fuel (exclusive of items shown separately below)											190,893
Operating costs											60,847
Depreciation and amortization											11,035
Operating income (loss)											24,474
Other income (expense), net											(888)
Interest expense, net											(4,592)
Income tax benefit (expense)											(16,415)
Income (loss) from discontinued operations, net											$ 2,579
Description and timing of discontinued operations											On January 31, 2014, we completed the separation of ONE Gas. ONE Gas consists of our former natural gas distribution business. ONEOK shareholders of record at the close of business on January 21, 2014, retained their shares of ONEOK stock and received one share of ONE Gas stock for every four shares of ONEOK stock owned in a transaction that was tax-free to ONEOK and its shareholders. We retained no ownership in ONE Gas. Excluding cash of ONE Gas at separation, the separation was accounted for as a noncash activity.
Energy Services [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues											$ 353,404
Cost of sales and fuel (exclusive of items shown separately below)											364,648
Operating costs											5,051
Depreciation and amortization											319
Operating income (loss)											(16,614)
Other income (expense), net											(7)
Interest expense, net											(413)
Income tax benefit (expense)											8,848
Income (loss) from discontinued operations, net											$ (8,186)
Description and timing of discontinued operations											On March 31, 2014, we completed the wind down of our energy services business. We executed agreements in 2013 and the first quarter 2014 to release a significant portion of our nonaffiliated natural gas transportation and storage contracts to third parties that resulted in noncash charges, which are included in income (loss) from discontinued operations, net of tax, in our Consolidated Statements of Income.
2017 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Effect on Future Cash Flows, Amount									10,000
2018 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Effect on Future Cash Flows, Amount									4,000
2019 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Effect on Future Cash Flows, Amount									1,000
2020 - 2023 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Effect on Future Cash Flows, Amount									$ 3,000
ONEOK Partners [Member] | Natural Gas Distribution [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues											$ 7,500
ONEOK Partners [Member] | Energy Services [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues											$ 46,000